Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred Stock, Value, Issued
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	3,000,000,000	3,000,000,000	3,000,000,000
Common stock, shares issued	140,102,075	132,565,225	126,902,749
Common stock, shares outstanding	140,102,075	132,565,225	126,902,749
Treasury Stock, Preferred, Shares		1	1
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1	1	1
Preferred stock, shares issued	1	0	0
Preferred stock, shares issued	1	0
Preferred Stock, Value, Issued
Treasury Stock, Preferred, Shares		1
Preferred Class A [Member]
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock, shares issued		0	0
Preferred Stock, Value, Issued
Series B Preferred Stock [Member]
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		12,000,000	12,000,000
Preferred stock, shares issued		2	0
Preferred stock, shares issued		2
Preferred Stock, Value, Issued
Series C Preferred Stock [Member]
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares issued		0	0
Preferred Stock, Value, Issued